Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
	Investmentproperty	Property	Equipment	Leasedassets	Total
	£m	£m	£m	£m	£m
Cost
As at 1 January 2017	81	3,429	3,840	10	7,360
Additions	114	220	299	-	633
Disposals	(69)	(18)	(1,082)	(1)	(1,170)
Change in fair value of investment properties	(5)	-	-	-	(5)
Exchange and other movements	(5)	(138)	(309)	-	(452)
As at 31 December 2017	116	3,493	2,748	9	6,366
Accumulated depreciation and impairment					-
As at 1 January 2017	-	(1,483)	(3,043)	(9)	(4,535)
Depreciation charge	-	(171)	(275)	-	(446)
Impairment	-	(28)	-	-	(28)
Disposals	-	-	972	-	972
Exchange and other movements	-	14	229	-	243
As at 31 December 2017	-	(1,668)	(2,117)	(9)	(3,794)
Net book value	116	1,825	631	-	2,572
Cost
As at 1 January 2016	140	3,919	4,259	62	8,380
Additions	-	167	370	-	537
Disposals	(6)	(761)	(631)	-	(1,398)
Change in fair value of investment properties	-	-	-	-	-
Exchange and other movements[a]	(53)	104	(158)	(52)	(159)
As at 31 December 2016	81	3,429	3,840	10	7,360
Accumulated depreciation and impairment					-
As at 1 January 2016	-	(1,697)	(3,177)	(38)	(4,912)
Depreciation charge	-	(186)	(327)	-	(513)
Disposals	-	635	405	-	1,040
Exchange and other movements[a]	-	(235)	56	29	(150)
As at 31 December 2016	-	(1,483)	(3,043)	(9)	(4,535)
Net book value	81	1,946	797	1	2,825

Note

a Includes property, plant and equipment relating to BAGL of £627m (cost of £1,066m less accumulated depreciation of £439m) which was reclassified to held for sale.